Schedule III-Supplementary Insurance Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
Future policy benefits and expenses	$ 287.1	$ 294.1	$ 289.3
Unearned premiums	2.6	2.9	3.2
Claims and benefits payable	94.4	89.3	96.7
Premium revenues	0.8	1.0	4.5
Net investment income	2.0	2.1	2.4
Benefits claims, losses and settlement expenses	0.2	0.4	3.0
Other operating expenses	$ 0.8	$ 0.7	$ 1.2